Intangible Liabilities- Charter Agreements (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Liabilities- Charter Agreements
Intangible Liabilities/ Assets- Charter Agreements- Schedule of Intangible Liabilities (Table)

	June 30, 2022	December 31, 2021
Opening balance	$55,376	$4,462
Additions	—	96,344
Amortization	(23,420)	(45,430)
Total	$31,956	$55,376

Intangible Liabilities/ Assets -Charter Agreements- Aggregate Amortization of Intangible Liabilities (Table)
Amount
June 30, 2023	$23,120
June 30, 2024	6,179
June 30, 2025	2,383
June 30, 2026	274
$31,956